Earnings / (loss) per share	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Earnings / (loss) per share
38	Earnings / (loss) per share
The following reflects the profit and share data used for the basic and diluted EPS computations:

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
(Loss) / profit attributable to equity holders for basic earnings	(7,818)	(2,696)	2,646

	(7,818)	(2,696)	2,646

(Loss) / profit attributable to equity holders of parent for basic EPS	(7,818)	(2,696)	2,646
Weighted average number of equity shares for calculating basic EPS	483,921,868	459,201,195	379,797,836
Basic (loss) / earnings per share (in INR)	(16.16)	(5.87)	6.97

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Loss / profit attributable to equity holders of parent for diluted EPS	(7,818)	(2,696)	2,646
Weighted average number of equity shares for calculating diluted EPS	483,921,868	459,201,195	385,804,858

Diluted loss / earnings per share* (in INR)	(16.16)	(5.87)	6.86
Weighted average number of equity shares in calculating basic EPS	379,924,556	379,924,556	379,797,836

Effect of dilution in calculating basic EPS and diluted EPS
Compulsory convertible preference shares	103,997,312	79,276,639	—

Weighted average number of equity shares in calculating basic EPS	483,921,868	459,201,195	379,797,836

Effect of dilution in calculating diluted EPS
Convertible equity for employee stock option plan	7,476,734	4,866,286	6,007,022

Weighted average number of equity shares in calculating diluted EPS	491,398,602	464,067,481	385,804,858

*	Since the effect of conversion of employee stock option plan was anti-dilutive in the years ended 31 March 2021 and 2020, it has not been considered for the purpose of computing diluted EPS.
The Group has elected to provide EPS figures for the puttable instruments as referred to in Note 17A
.